Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Additional Information (Detail) - MMBoe	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Proved oil and gas reserves		58.51	79.02	90.91
Total revisions	16.94	8.05	21.44
Total revisions	29.42	28.56	33.33
Proved oil and gas reserves after adjustment	49.22	58.51	79.02
Improved Recovery	2.96
Extensions and discoveries	0.23
Discount factor	10.00%
CB-OS/2 - Exploration [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Proved oil and gas reserves	2.7
RJ-ON-90/1- Exploration [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Total revisions	14.01
Ravva block - Exploration and production [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Total revisions	0.23
Technical Revisions [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Total revisions	18.62	9.02	14.53
Commodity Prices [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Total revisions	1.68	(0.97)	6.91